Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Costs Incurred in Crude Oil and Natural Gas Exploration (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2024
Schedule of Costs Incurred in Crude Oil and Natural Gas Exploration [Abstract]
Exploration costs
Development costs	238,499	6,769,557	6,095,765
Total	$ 238,499	$ 6,769,557	$ 6,095,765